Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Series M
Prospectus [Line Items]
Average Annual Return, Percent	1.23%	1.13%	2.40%
Series M | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.21%	1.01%	2.32%
Series M | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.89%	1.36%	2.40%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
Bloomberg Municipal Managed Money Intermediate (1-17) Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(0.32%)	0.73%	1.97%